Basis of Preparation	12 Months Ended
Dec. 31, 2025
Basis Of Preparation [Abstract]
Basis of Preparation

NOTE 2. BASIS OF PREPARATION

(a) Statement of Compliance

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB).

These consolidated financial statements were authorized for issue by the Board of Directors on March 6, 2026.

(b) Basis of Measurement

The consolidated financial statements have been prepared using the historical cost basis and are presented in thousands of Canadian dollars.

(c) Use of Estimates and Judgements

The preparation of the consolidated financial statements requires management to make estimates and judgements that affect the reported amounts of assets, liabilities, revenues and expenses, and the disclosure of contingencies. These estimates and judgements are based on historical experience and on various other assumptions that are believed to be reasonable under the circumstances. The estimation of anticipated future events involves uncertainty and, consequently, the estimates used in the preparation of the consolidated financial statements may change as future events unfold, more experience is acquired, or the Corporation’s operating environment changes. The Corporation reviews its estimates and assumptions on an ongoing basis. Adjustments that result from a change in estimate are recorded in the period in which they become known. Estimates are more difficult to determine, and the range of potential outcomes can be wider in periods of higher volatility and uncertainty. The impacts of geopolitical events such as the tariffs between Canada and the U.S., regional conflicts, especially in oil producing areas, can materially impact energy markets, interest and inflation rates, and supply chains, resulting in higher levels of volatility and uncertainty. Management has, to the extent reasonable, incorporated known facts and circumstances into the estimates made, however, actual results could differ from those estimates and those differences could be material. Significant estimates and judgements used in the preparation of the consolidated financial statements are described in Note 3(a), (d), (e), (f), (g), (h), (i), (o), and (p).

Climate-related risks and opportunities may have a future impact on the Corporation and its estimates and judgements, including but not limited to the useful life and residual value of its property, plant and equipment and the measurement of projected cash flows when identifying impairment triggers, performing tests for impairment of non-financial assets.

The Corporation evaluated the remaining useful lives and residual values of its property, plant and equipment, concluding they are reasonable given the current estimate of the demand period for oil and natural gas extractive services exceeds their remaining useful lives. In addition, the Corporation’s property, plant and equipment, including drilling rig equipment, adapts to numerous low-carbon projects, including but not limited to, geothermal drilling, carbon capture and storage and the extraction of helium and hydrogen gas.

In future periods, if indications of impairment of non-financial assets exist, the Corporation’s measurement of projected cash flows may be exposed to higher estimation uncertainty, including but not limited to the Corporation’s continued capital investment required to lower the carbon intensity of its property, plant and equipment, period and growth expectations used to calculate terminal values and the Corporation’s weighted average cost of capital.

(d) Environmental Reporting Regulations

Environmental reporting continues to evolve and the Corporation may be subject to additional future disclosure requirements. The International Sustainability Standards Board (ISSB) issued two IFRS Sustainability Disclosure Standards with the objective to develop a global framework for environmental sustainability disclosure. The Canadian Sustainability Standards Board (CSSB) also finalized and released its Canadian Sustainability Disclosure Standards – CSDS 1, General Requirements for Disclosure of Sustainability-related Financial Information, and CSDS 2, Climate-related Disclosures on December 18, 2024. These standards are voluntary unless mandated by regulators or governments.

The Canadian Securities Administrators (CSA) have issued a proposed National Instrument 51-107 Disclosure of Climate-related Matters which sets forth additional reporting requirements for Canadian Public Companies. In April 2025, the CSA formally paused its work on the development of a new mandatory climate-related disclosure rule but expects to revisit the project in future years. Until such time as the CSA comes to a final decision on sustainability standards for Canada, there is no requirement for public companies in Canada to adopt sustainability standards. Precision continues to monitor the development of these reporting requirements as it progresses with its determination of the financial and disclosure-related implications of complying with these regulations.